EMPLOYEES' RIGHTS UPON RETIREMENT (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employees Rights Upon Retirement [Line Items]
Severance Pay Expenses	$ 139	$ 142	$ 290